Accounts Payable and Accrued Expenses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 5,478,623	$ 783,055
Legal fees	$ 4,929,584	$ 752,885